Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	SHARES	COST	FAIR VALUE

Equities — 2.36%*:
Common Stocks — 2.30%*:
Boomerang Tube Holdings, Inc.¤	36,149	$3,510,832	$2,224,971
Fieldwood Energy LLC	167,574	4,057,567	4,147,457
Jupiter Resources Inc.+	1,171,624	5,662,542	1,757,436
Sabine Oil & Gas LLC	4,342	248,858	227,955
Templar Energy LLC¤	135,392	734,072	0
Templar Energy LLC¤	101,589	1,015,894	0
Total Common Stocks	1,616,670	15,229,765	8,357,819

Preferred Stocks — 0.02%*:
Pinnacle Operating Corp.¤	1,368,352	643,125	63,355
Total Preferred Stocks	1,368,352	643,125	63,355

Warrants — 0.04%*:
Appvion Holdings Corp.¤	12,892	137,280	6,446
Appvion Inc.¤	12,892	-	1,612
Sabine Oil & Gas LLC	13,521	60,669	108,168
Sabine Oil & Gas LLC	2,481	6,547	19,848
Total Warrants	41,786	204,496	136,074

Total Equities	3,026,808	16,077,386	8,557,248

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Fixed Income — 135.38%*:
Asset-Backed Securities — 8.35%*^~:
CDO/CLO — 8.35%*^~:
Anchorage Capital CLO LTD 2013-1A, 3M LIBOR + 6.800%~	9.10%	10/15/2030	1,000,000	$977,213	$975,735
Anchorage Capital CLO LTD 2015-6A, 3M LIBOR + 6.350%^~	8.65	7/15/2030	600,000	611,467	570,661
Anchorage Capital CLO LTD 2016-9A ER, 3M LIBOR + 6.410%^~	8.71	7/15/2032	1,500,000	1,455,000	1,434,177
BlueMountain CLO LTD 2018-23A, 3M LIBOR + 5.650%^~	7.93	10/20/2031	1,000,000	1,000,000	943,895
Carbone CLO, LTD 2017-1A, 3M LIBOR + 5.900%^~	8.18	1/21/2031	750,000	750,000	694,116
Canyon Capital CLO LTD 2019-2A, 3M LIBOR + 7.150%~	9.24	10/15/2032	1,000,000	1,000,000	1,000,000
Carlyle Global Market Strategies 2013-3A, 3M LIBOR + 7.750%^~	10.05	10/15/2030	1,000,000	1,000,000	863,431
Carlyle Global Market Strategies 2017-5A, 3M LIBOR + 5.300%^~	7.58	1/22/2030	700,000	700,000	624,993
Carlyle Global Market Strategies 2019-3A, 3M LIBOR + 7.300%~	9.13	10/20/2032	1,000,000	975,000	975,000
Cedar Funding LTD 2016-6A, 3M LIBOR + 5.900%^~	8.18	10/20/2028	2,500,000	2,500,000	2,364,738
Galaxy CLO Ltd 2017-24A, 3M LIBOR + 5.500%^~	7.80	1/15/2031	1,000,000	1,000,000	905,727
GoldenTree Loan Management 2018-3A, 3M LIBOR + 6.500%^~	8.78	4/22/2030	1,500,000	1,423,340	1,260,519
GoldenTree Loan Opportunities XI Ltd 2015-11A, 3M LIBOR + 5.400%^~	7.70	1/18/2031	500,000	500,000	453,892
KKR Financial CLO Ltd 2017-20, 3M LIBOR + 5.500%^~	7.82	10/16/2030	1,500,000	1,500,000	1,350,875
LCM LTD 2019-30, 3M LIBOR + 6.950%^~	9.23	4/21/2031	1,100,000	1,100,000	1,089,147
Madison Park Funding Ltd 2015-19A, 3M LIBOR + 4.350%^~	6.63	1/24/2028	1,000,000	1,000,000	919,911
Madison Park Funding Ltd 2016-22, 3M LIBOR + 6.650%^~	8.93	10/25/2029	1,000,000	1,022,422	978,902
Madison Park Funding Ltd 2018-29A, 3M LIBOR + 7.570%^~#	9.87	10/18/2030	2,000,000	1,960,000	1,792,034
Madison Park Funding Ltd 2018-32A, 3M LIBOR + 7.100%~	9.38	1/22/2031	1,000,000	997,800	993,326
Magnetite CLO LTD 2016-18A, 3M LIBOR + 7.600%^~	9.76	11/15/2028	1,400,000	1,386,000	1,292,409
OHA Credit Partners LTD 2015-11A, 3M LIBOR + 7.900%^~	10.18	1/20/2031	2,000,000	1,970,323	1,819,154
OHA Loan Funding LTD 2013-1A, 3M LIBOR + 7.900%^~	10.16	7/23/2031	1,500,000	1,477,500	1,374,828
Sound Point CLO LTD 2017-4A, 3M LIBOR + 5.500%^~	7.78	1/21/2031	2,000,000	2,000,000	1,721,946
Steele Creek CLO Ltd 2017-1A, 3M LIBOR + 6.200%^~	8.50	10/15/2030	800,000	800,000	723,392
TICP CLO Ltd, 2018-10A, 3M LIBOR + 5.500%~	7.78	4/22/2031	1,000,000	914,447	909,264
Wellfleet CLO Ltd 2017-3A, 3M LIBOR + 5.550%^~	7.85	1/17/2031	1,500,000	1,500,000	1,291,043
Wind River CLO Ltd 2017-4A, 3M LIBOR + 5.800%^~	7.94	11/20/2030	1,000,000	1,000,000	931,079
Total CDO/CLO			32,850,000	32,520,512	30,254,194

Total Asset-Backed Securities			32,850,000	32,520,512	30,254,194

Bank Loans§ — 14.15%*:

Automobile — 0.55%~:
DexKo, 3M LIBOR + 8.750%~	10.35	7/24/2025	2,000,000	$2,000,000	$1,990,000
Total Automobile			2,000,000	2,000,000	1,990,000

Broadcasting and Entertainment — 1.21%*:
Endemol, 3M LIBOR + 5.750%+~	8.07	8/11/2021	4,467,578	4,354,701	4,402,977
Total Broadcasting and Entertainment			4,467,578	4,354,701	4,402,977

Cargo Transport — 0.79%*~:
PS Logistics, 1M LIBOR + 4.750%~	6.79	3/6/2025	2,970,000	2,992,567	2,873,475
Total Cargo Transport			2,970,000	2,992,567	2,873,475

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Bank Loans (Continued)

Chemicals, Plastics and Rubber — 0.41%*~:
Colouroz Investment 2 LLC, 3M LIBOR + 7.250%+~	9.53%	9/7/2022	2,033,201	2,025,452	1,497,798
Total Chemicals, Plastics and Rubber			2,033,201	2,025,452	1,497,798

Diversified/Conglomerate Manufacturing — 0.96%*~:
Averys, 3M LIBOR + 8.250%+~	8.25	8/7/2026	500,000	571,943	544,977
Commercial Vehicle Group Inc., 1M LIBOR + 6.000%~	8.04	4/12/2023	580,940	572,397	580,939
SunSource, Inc., 1M LIBOR + 8.000%~	10.04	4/30/2026	2,500,000	2,519,409	2,341,675
	Total Diversified/Conglomerate Manufacturing		3,580,940	3,663,749	3,467,591

Diversified/Conglomerate Service — 3.58%*~:
Misys (Finastra), 3M LIBOR + 7.250%+~	9.45	6/16/2025	13,630,136	13,622,549	12,991,292
Total Diversified/Conglomerate Service			13,630,136	13,622,549	12,991,292

Electronics — 0.96%*~:
PowerSchool, 3M LIBOR + 6.750%~	8.96	7/31/2026	3,500,000	3,465,000	3,460,625
Total Electronics			3,500,000	3,465,000	3,460,625

Healthcare, Education and Childcare — 1.02%*~:
ADVANZ PHARMA Corp., 1M LIBOR + 5.500%+~	7.53	9/6/2024	3,920,000	3,851,368	3,687,270
Total Healthcare, Education and Childcare			3,920,000	3,851,368	3,687,270

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.71%*~:
Serta Simmons Beddings LLC, 1M LIBOR + 8.000%~	10.06	11/8/2024	7,933,333	7,172,094	2,558,500
	Total Home and Office Furnishings, Housewares, and Durable Consumer Products		7,933,333	7,172,094	2,558,500

Insurance — 0.84%*~:
Asurion, 1M LIBOR + 6.500%~	8.54	8/4/2025	3,000,000	3,065,691	3,046,500
Total Insurance			3,000,000	3,065,691	3,046,500

Mining, Steel, Iron and Non-Precious Metals — 0.70%*:
Boomerang Tube, LLC, 3M LIBOR + 6.500%¤~	7.04	10/31/2021	2,540,684	2,540,684	2,540,684
	Total Mining, Steel, Iron and Non-Precious Metals		2,540,684	2,540,684	2,540,684

Oil and Gas — 2.42%*~:
Fieldwood Energy LLC, 1M LIBOR + 5.250%~	7.51	4/11/2022	3,751,171	3,548,707	3,242,662
Fieldwood Energy LLC, 1M LIBOR + 7.250%~	9.51	4/11/2023	7,481,592	2,536,367	5,536,378
Total Oil and Gas			11,232,763	6,085,074	8,779,040

Total Bank Loans			60,808,635	54,838,929	51,295,752

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Corporate Bonds — 114.13%*:
Aerospace and Defense — 2.65%*:
TransDigm Group, Inc.#	7.50%	5/15/2027	3,000,000	$2,977,500	$3,262,500
Triumph Group, Inc.#	7.75	8/15/2025	6,289,000	6,293,952	6,345,915
Total Automotive			9,289,000	9,271,452	9,608,415

Automotive — 2.87%*:
Garrett Motion+^	5.13	10/15/2026	1,250,000	1,279,650	1,308,108
Power Solutions^#	8.50	5/15/2027	8,965,000	9,072,694	9,077,062
Total Aerospace and Defense			10,215,000	10,352,344	10,385,170

Beverage, Food and Tobacco — 2.82%*:
Boparan Finance plc+^	5.50	7/15/2021	800,000	1,028,791	604,935
JBS S.A.^#	6.75	2/15/2028	2,886,000	2,886,000	3,196,245
Kehe Distributors, LLC^	8.63	10/15/2026	1,287,000	1,287,000	1,312,740
Manitowoc Foodservice#	9.50	2/15/2024	3,074,000	3,236,500	3,289,180
Refresco Group N.V.+^	6.50	5/15/2026	1,600,000	1,931,954	1,831,123
Total Beverage, Food and Tobacco			9,647,000	10,370,245	10,234,223

Broadcasting and Entertainment — 7.87%*:
Arqiva Broadcast+^	6.75	9/30/2023	4,950,000	6,337,869	6,489,113
Clear Channel Worldwide Holdings Inc.^	9.25	2/15/2024	5,546,000	5,948,354	6,093,168
Dish DBS Corp.#	7.75	7/1/2026	7,094,000	6,873,283	7,218,145
Intelsat Jackson Holdings Ltd.^#	9.75	7/15/2025	6,609,000	6,886,871	6,903,101
Intelsat Jackson Holdings Ltd.^#	8.50	10/15/2024	1,801,000	1,801,000	1,813,949
Total Broadcasting and Entertainment			26,000,000	27,847,377	28,517,476

Buildings and Real Estate — 1.99%*:
Realogy Group^#	9.38	4/1/2027	7,763,000	7,668,527	7,211,982
Total Buildings and Real Estate			7,763,000	7,668,527	7,211,982

Cargo Transport — 2.48%*:
Kenan Advantage^#	7.88	7/31/2023	10,000,000	10,047,186	8,975,000
Total Cargo Transport			10,000,000	10,047,186	8,975,000

Chemicals, Plastics and Rubber — 4.86%*:
Carlyle Group^#	8.75	6/1/2023	3,000,000	2,970,300	2,977,500
Consolidated Energy Finance S.A.^#	6.88	6/15/2025	1,779,000	1,770,105	1,783,448
CVR Partners LP^#	9.25	6/15/2023	6,213,000	6,151,160	6,477,053
Diversey^	5.63	8/15/2025	1,500,000	1,611,075	1,476,506
Nouryon+^#	8.00	10/1/2026	4,214,000	4,227,454	4,219,268
Pinnacle Operating Corp.^#	9.00	5/15/2023	1,993,613	1,993,613	697,764
Total Chemicals, Plastics and Rubber			18,699,613	18,723,707	17,631,539

Containers, Packaging and Glass — 2.83%
Teckni-Plex^#	9.25	8/1/2024	8,000,000	7,892,538	7,840,000
Mauser Packaging Solutions^	7.25	4/15/2025	2,575,000	2,429,370	2,434,147
			10,575,000	10,321,908	10,274,147

Diversified/Conglomerate Manufacturing — 2.64%*:
Manitowoc Cranes^#	9.00	4/1/2026	8,538,000	8,566,391	8,367,240
Trivium Packaging^#+	8.50	8/15/2027	1,110,000	1,110,000	1,200,187
	Total Diversified/Conglomerate Manufacturing		9,648,000	9,676,391	9,567,427

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Diversified/Conglomerate Service — 6.32%*:
Algeco Scotsman+^	6.50%	2/15/2023	1,750,000	$2,132,015	$1,912,188
ADT Corp/Protection One^#	9.25	5/15/2023	5,959,000	6,259,672	6,264,697
Carlson Travel Holdings Inc.^#	9.50	12/15/2024	6,040,000	6,051,640	6,085,300
Endurance International Group Holdings, LLC	10.88	2/1/2024	2,500,000	2,622,618	2,600,000
Truck Hero Inc.^#	8.50	4/21/2024	6,118,000	6,147,000	6,056,820
Total Diversified/Conglomerate Service			22,367,000	23,212,945	22,919,005

Electronics — 8.64%*:
International Wire Group Inc.^#	10.75	8/1/2021	7,389,000	7,127,641	7,425,945
TIBCO Software, Inc.^#	11.38	12/1/2021	2,915,000	3,053,104	3,041,620
Veritas Bermuda Ltd.^#	10.50	2/1/2024	22,073,000	18,836,502	20,858,985
Total Electronics			32,377,000	29,017,247	31,326,550

Finance — 2.28%*:
Galaxy XXIV CLO, Ltd.^	6.50	6/31/2026	1,500,000	1,865,092	1,815,728
GFKL Financial Services+^#	8.50	11/1/2022	5,575,000	7,643,260	6,443,422
Total Finance			7,075,000	9,508,352	8,259,150

Healthcare, Education and Childcare — 14.43%*
Advanz Pharma Corp.+#	8.00	9/6/2024	3,743,000	3,663,950	3,640,068
Avantor Performance Materials Holdings, Inc.^#	9.00	10/1/2025	5,180,000	5,271,584	5,801,600
Bausch Health Companies Inc.^#	9.00	12/15/2025	12,922,000	13,168,513	14,504,945
Bausch Health Companies Inc.^#	9.25	4/1/2026	3,397,000	3,397,000	3,859,807
Bausch Health Companies Inc.^#	8.50	1/31/2027	317,000	317,000	355,769
Endo International^#	7.50	4/1/2027	1,890,000	1,890,000	1,731,713
Envision Healthcare Corp.^#	8.75	10/15/2026	12,551,000	11,596,384	7,656,110
Regionalcare Hospital Partners, Inc.^#	8.25	5/1/2023	9,996,000	10,065,914	10,633,245
Synlab+^	8.25	7/1/2023	2,000,000	2,519,816	2,272,092
Tenet Healthcare Corporation#	8.13	4/1/2022	1,700,000	1,685,866	1,838,635
Total Healthcare, Education and Childcare			53,696,000	53,576,027	52,293,984

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.24%*:
Balta+^#	7.75	9/15/2022	4,171,500	4,847,973	4,483,088
	Total Home and Office Furnishings, Housewares, and Durable Consumer Products		4,171,500	4,847,973	4,483,088

Hotels, Motels, Inns and Gaming — 1.72%*:
Boyne USA, Inc.^#	7.25	5/1/2025	950,000	950,000	1,035,120
Golden Nugget Inc.^#	8.75	10/1/2025	5,000,000	5,255,285	5,212,500
Total Hotels, Motels, Inns and Gaming			5,950,000	6,205,285	6,247,620

Insurance — 4.90%*:
Acrisure LLC^#	8.13	2/15/2024	4,564,000	4,701,315	4,917,710
Acrisure LLC^#	10.13	8/1/2026	8,575,000	8,710,422	8,960,875
Onex York Acquisition Corp.^#	8.50	10/1/2022	3,794,000	3,228,557	3,874,623
Total Insurance			16,933,000	16,640,294	17,753,208

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 2.60%*:
Apex Tool Group LLC^#	9.00	2/15/2023	10,627,000	$10,393,309	$9,431,462
	Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)		10,627,000	10,393,309	9,431,462

Mining, Steel, Iron and Non-Precious Metals — 14.35%*:
Alliance Resources Partners, L.P.^#	7.50	5/1/2025	741,000	741,000	731,737
Consol Energy Inc.^#	11.00	11/15/2025	10,316,000	10,755,190	10,290,210
First Quantum Minerals+^#	7.25	4/1/2023	2,000,000	1,918,995	1,970,000
First Quantum Minerals+^#	7.50	4/1/2025	9,775,000	9,353,557	9,603,937
Hecla Mining Company#	6.88	5/1/2021	7,220,000	7,085,305	7,147,800
Kissner Milling Company Limited+^#	8.38	12/1/2022	6,475,000	6,467,279	6,750,188
Northwest Acquisitions ULC+^#	7.13	11/1/2022	16,122,000	12,301,786	9,471,675
SunCoke Energy Inc.^#	7.50	6/15/2025	5,743,000	5,725,568	5,111,270
Warrior Met Coal Inc.^#	8.00	11/1/2024	914,000	914,000	950,560
	Total Mining, Steel, Iron and Non-Precious Metals		59,306,000	55,262,680	52,027,377

Oil and Gas — 12.94%*:
Calumet Specialty Products#	7.63	1/15/2022	4,398,000	4,135,289	4,244,070
Calumet Specialty Products^	11	4/15/2025	3,000,000	3,000,000	3,000,000
Calumet Specialty Products	7.75	4/15/2023	2,550,000	2,375,895	2,365,125
CGG Holdings+^	9.00	5/1/2023	2,400,000	2,555,638	2,556,000
Ferrellgas Partners LP	8.63	6/15/2020	5,068,000	5,059,682	3,813,670
Ferrellgas Partners LP#	8.63	6/15/2020	833,000	825,328	626,832
Globe Luxembourg SA+^#	9.88	4/1/2022	3,103,000	3,166,895	1,962,648
Globe Luxembourg SA+^#	9.63	4/1/2023	4,238,000	4,288,318	2,659,345
Jonah Energy LLC^#	7.25	10/15/2025	5,714,000	5,006,971	1,914,190
Pbf Holding Company LLC#	7.00	11/15/2023	1,000,000	997,500	1,031,257
Topaz Marine SA+^#	9.13	7/26/2022	8,500,000	8,500,000	8,887,770
Vine Oil & Gas^#	9.75	4/15/2023	17,662,000	15,370,758	8,256,985
Welltec+^#	9.50	12/1/2022	5,713,000	5,689,010	5,598,740
Total Oil and Gas			64,179,000	60,971,284	46,916,632

Personal and Non Durable Consumer Products — 0.07%*:
High Ridge Brands Co.^	8.88	3/15/2025	2,982,000	2,982,000	238,560
	Total Personal and Non Durable Consumer Products		2,982,000	2,982,000	238,560

Personal Transportation — 1.18%*:
Hertz Corporation^#	7.63	6/1/2022	3,678,000	3,674,097	3,829,718
Naviera Armas, 3M EURIBOR + 6.500%+^~	6.50	7/31/2023	525,000	609,261	459,211
Total Personal Transportation			4,203,000	4,283,358	4,288,929

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Printing and Publishing — 0.59%*:
Cimpress N.V.^#	7.00%	6/15/2026	2,069,000	$2,069,000	$2,135,829
Total Printing and Publishing			2,069,000	2,069,000	2,135,829

Retail Store — 2.58%*:
EG Global Finance PLC+^#	6.75	2/7/2025	2,439,000	2,439,000	2,381,074
Ken Garff Automotive^#	7.50	8/15/2023	1,034,000	1,034,000	1,083,115
Maxeda DIY+^	6.13	7/15/2022	750,000	855,530	794,985
Travelex+^#	8.00	5/15/2022	4,600,000	5,097,346	5,084,743
Total Retail Store			8,823,000	9,425,876	9,343,917

Telecommunications — 7.13%*:
Altice S.A.+^#	9.00	6/15/2023	850,000	1,100,188	960,045
BMC Software^	9.75	9/1/2026	4,000,000	3,808,871	3,818,000
Commscope Inc.^#	8.25	3/1/2027	11,673,000	11,693,451	11,362,936
Digicel Limited+^#	8.25	9/30/2020	2,500,000	2,483,144	1,700,000
Sprint Capital Corp.#	8.75	3/15/2032	6,500,000	6,841,660	8,017,425
Total Telecommunications			25,523,000	25,927,314	25,858,406

Utilities — 2.15%*:
Nordex+^	6.50	2/1/2023	1,950,000	2,421,789	2,168,887
NRG Energy#	7.25	5/15/2026	1,385,000	1,389,961	1,516,921
Techem+^	6.00	7/30/2026	3,500,000	3,987,467	4,119,537
Total Utilities			6,835,000	7,799,217	7,805,345

Total Corporate Bonds			438,953,113	436,401,298	413,734,441

Total Fixed Income			532,611,748	523,760,739	495,284,387

Total Investments			535,638,556	539,838,125	503,841,635

Other assets and liabilities — (38.99)%					(141,325,733)
Net Assets — 100%					$362,515,902

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
¤	Value determined using significant unobservable inputs, security is categorized as Level 3.
+	Foreign security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at September 30, 2019.
#	All or a portion of the security is segregated as collateral for the credit facility.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at June 30, 2019. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

>	Defaulted security.
	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of June 30, 2019.

	United States	74.3%
	United Kingdom	9.5%
	Canada	3.6%
	Netherlands	2.5%
	Zambia	2.3%
	Germany	2.0%
	Azerbaijan	1.8%
	Denmark	1.1%
	France	1.0%
	(Individually less than 1%)	1.9%
		100.0%

A summary of outstanding derivatives at September 30, 2019 is as follows:

Schedule of Open Forward Currency Contracts
September 30, 2019 (Unaudited)

					Forward	Unrealized
Currency to be		Currency to be		Counterparty of	Settlement	Appreciation /
Received		Delivered(1)		Contract	Date	(Depreciation)
31,201,136	USD	(30,793,227)	EUR	JP MORGAN CHASE SECURITIES INC.	10/15/2019	407,909
15,934,877	USD	(15,850,529)	GBP	JP MORGAN CHASE SECURITIES INC.	10/15/2019	84,349
						$492,258

(1) Values are listed in U.S. dollars.

Schedule of Investments.

Valuation of Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Equities:
Common Stocks	$-	$6,132,848	$2,224,971	$8,357,819
Preferred Stocks	-	-	63,355	63,355
Warrants	-	128,016	8,058	136,074
Total Equities:	-	6,260,864	2,296,384	8,557,248
Fixed Income:
Asset-Backed	$-	$30,254,194	$-	$30,254,194
Securities Bank Loans	-	48,755,068	2,540,684	51,295,752
Corporate Bonds	-	413,734,441	-	413,734,441
Total Fixed Income	$-	$492,743,703	$2,540,684	$495,284,387
Derivative Securities:
Foreign Exchange Contracts:	$-	$492,258	$-	$492,258
Total Derivative Securities	$-	$492,258	$-	$492,258
Total Assets	$-	$499,496,825	$4,837,068	$504,333,893

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2019:

Type of Assets	Fair Value as of September 30, 2019	Valuation Technique(s)	Unobservable Input

Equities
Appvion Holdings Corp.	$6,446	Broker Quote	$0.50; pricing source depth of 1.
Appvion Inc.	$1,612	Broker Quote	$0.125; pricing source depth of 1.
Boomerang Tube Holdings, Inc.	$2,224,971	Broker Quote	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $42.5 million; Discount rate 15%
Pinnacle Operating Corp.	$63,355	Broker Quote	$0.0463; pricing source depth of 1.
Templar Energy LLC	$0	Broker Quote	$0.00; pricing source depth of 1.
Templar Energy LLC	$0	Broker Quote	$0.00; pricing source depth of 1.
Bank Loans
Boomerang Tube, LLC	$2,540,684	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $42.5 million; Discount rate 15%

Appvion Holdings Corp. restructured its debt securities on August 28, 2018.  The Fund subsequently received new equity securities, all of which are considered Level 3.

Boomerang Tube, LLC restructured its debt securities on February 2, 2016.  The Fund subsequently received new debt securities, all of which are considered Level 3.

Templar Energy, LLC restructured its Second Lien Term Loan on September 14, 2016.  The Fund subsequently received new equity securities, all of which are considered Level 3.

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. Based on end of period market values, $207,796 was transferred from Level 3 to Level 2 for the period from January 1, 2019 through September 30, 2019. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2018	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN / (LOSS)	CHANGE IN UNREALIZED	BALANCE AT SEPTEMBER 30, 2019	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) FROM INVESTMENTS HELD AS OF SEPTEMBER 30, 2019
Equities
Common Stocks	$4,000,008	$0	($187,528)	$150,190	$0	$0	$0	$0	$2,224,971	($1,737,699)
Preferred Stocks	$136,835	$0	$0	$0	$0	$0	$0	($73,480)	$63,355	($73,480)
Warrants	$20,268	$0	($20,268)	$0	$0	$0	$0	($130,833)	$8,058	$0
Total Equities	$4,157,111	$1,612	($207,796)	$150,190	$0	$0	$0	($204,313)	$2,296,384	($1,811,179)
Fixed Income
Bank Loans	$2,540,684	$0	$0	$0	$0	$0	$0	$0	$2,540,684	$0
Total Fixed Income	$2,540,684	$0	$0	$0	$0	$0	$0	$0	$2,540,684	$0
Total	$6,697,795	$1,612	($207,796)	$150,190	$0	$0	$0	($204,313)	$4,837,068	($1,811,179)